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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number    811-08553
                                                                       _____________________________

Evergreen International Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices)          (Zip code)

 Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200
                                                                                                  _______________

Date of fiscal year end:

Registrant is making a quarterly filing for five of its series, Evergreen Emerging Markets Growth Fund, Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen International Equity Fund and Evergreen Precious Metals Fund, for the quarter ended January 31, 2006. These five series have an October 31 fiscal year end.

Date of reporting period: January 31, 2006
                                            _______________

Item 1 – Schedule of Investments

EVERGREEN EMERGING MARKETS GROWTH FUND
SCHEDULE OF INVESTMENTS

January 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS 94.7%
CONSUMER DISCRETIONARY 7.6%
Auto Components 0.5%
China Yuchai International, Ltd	Bermuda	100,000	$805,000
Halla Climate Control Corp	South Korea	140,000	1,473,116

			2,278,116

Automobiles 0.6%
Bajaj Auto, Ltd., GDR 144A 	India	40,000	335,600
Hyundai Motor Co., Ltd	South Korea	24,000	2,180,295

			2,515,895

Hotels, Restaurants & Leisure 1.8%
Genting Berhad	Malaysia	300,000	1,831,756
Hong Kong & Shanghai Hotels, Ltd	Hong Kong	1,500,000	1,614,535
Indian Hotels Co., Ltd., GDR	India	142,600	4,236,608

			7,682,899

Household Durables 2.2%
Consorcio ARA SA de CV *	Mexico	550,000	2,641,875
Desarrolladora Homex SA de CV, ADR	Mexico	30,000	1,041,300
LG Electronics, Inc	South Korea	41,000	3,566,629
Turkiye Sise Ve Cam Fabrikalari AS	Turkey	650,000	2,528,323

			9,778,127

Media 1.2%
Dogan Yayin Holdings, Ltd	Turkey	430,000	2,013,595
Grupo Televisa SA de CV, ADR	Mexico	40,000	3,342,000

			5,355,595

Multi-line Retail 0.5%
Lotte Shopping Co., Ltd., GDR * 144A  +	South Korea	58,656	1,212,420
Pyaterochka Holding NV, GDR	Netherlands	50,000	785,000

			1,997,420

Specialty Retail 0.7%
Edaran Otomobil Nasional Berhad	Malaysia	700,000	546,861
JD Group, Ltd	South Africa	180,000	2,549,701

			3,096,562

Textiles, Apparel & Luxury Goods 0.1%
China Ting Group Holdings, Ltd	Cayman Islands	1,500,000	435,054

CONSUMER STAPLES 8.5%
Beverages 1.3%
Fomento Economico Mexicano SA de CV, Ser. B, ADR	Mexico	50,000	3,917,000
Tsingtao Brewery Co., Ltd., ADR	China	1,300,000	1,684,144

			5,601,144

Food & Staples Retailing 1.7%
C.P. 7–Eleven Public Co., Ltd	Thailand	8,000,000	1,398,098
Controladora Comercial Mexicana SA de CV	Mexico	1,000,000	1,762,368
Shoprite Holdings, Ltd	South Africa	725,000	2,313,055
Wal-Mart de Mexico SA de CV *	Mexico	349,988	2,039,823

			7,513,344

Food Products 4.5%
Astra Argo Lestari	Indonesia	1,418,500	764,751
Charoen Pokphand Foods Public Co., Ltd	Thailand	12,000,000	1,773,323
CJ Corp	South Korea	30,000	3,906,779
Cresud S.A.C.I.F	Argentina	150,000	1,806,000
Gruma SA de CV, Ser. B	Mexico	375,000	1,386,428
Kuala Lumpur Kepong Berhad	Malaysia	750,000	1,779,763
Lotte Confectionery Co., Ltd	South Korea	3,000	3,850,521
Uni-President Enterprises Corp	Taiwan	8,000,000	4,502,674

			19,770,239

1

EVERGREEN EMERGING MARKETS GROWTH FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products 0.5%
LG Household & Health Care, Ltd	South Korea	35,000	$2,260,723

Personal Products 0.5%
Amorepacific Corp	South Korea	6,500	2,322,710

ENERGY 15.3%
Oil, Gas & Consumable Fuels 15.3%
China Petroleum & Chemical Corp	China	3,500,000	2,131,767
CNOOC, Ltd., ADR	Hong Kong	25,000	2,152,250
Energi Mega Persada	Indonesia	12,000,000	1,063,307
Mol Magyar Olaj-es Gazipari, GDR	Hungary	20,000	2,094,000
OAO Gazprom, ADR	Russia	55,000	4,708,000
OAO LUKOIL, ADR	Russia	120,000	9,180,000
OAO NovaTek, GDR	Russia	70,000	2,029,300
Oil & Natural Gas Corp., Ltd	India	140,000	3,942,630
Petrobras Energia Participaciones SA *	Argentina	900,000	1,165,267
PetroChina Co., Ltd., ADR	China	35,000	3,500,700
Petroleo Brasileiro SA, ADR	Brazil	95,000	8,977,500
Polskie Gornictwo Naftowe i Gazownictwo SA *	Poland	960,000	1,039,358
PT Medco Energi International Terbuka	Indonesia	7,000,000	2,914,487
PTT Exploration & Production plc	Thailand	350,000	5,145,207
Reliance Energy Ventures, Ltd. *  +	India	540,000	586,409
Reliance Industries, Ltd. *	India	280,000	4,549,801
Reliance Industries, Ltd., GDR * 144A	India	130,000	4,355,000
Reliance Natural Resources, Ltd. *  +	India	540,000	61,468
Sasol, Ltd., ADR	South Africa	70,000	2,849,000
SK Corp	South Korea	70,000	4,339,129

			66,784,580

FINANCIALS 15.2%
Commercial Banks 10.9
ABSA Group, Ltd	South Africa	68,000	1,253,307
Andhra Bank	India	198,336	418,571
Banco Bradesco SA, ADR	Brazil	130,000	5,192,200
Bangkok Bank	Thailand	700,000	2,230,789
Bank Hapoalim, Ltd	Israel	350,000	1,607,401
Bank of Baroda, Ltd	India	64,357	364,091
Bank of the Philippine Islands	Philippines	1,100,000	1,246,279
Credicorp, Ltd	Bermuda	50,000	1,490,000
First Financial Holding Co., Ltd. *	Taiwan	150,000	109,284
Grupo Financiero Banorte SA de CV, Ser. O	Mexico	684,236	1,631,864
Grupo Financiero Galicia SA, ADR *	Argentina	100,000	727,000
ICICI Bank, Ltd., ADR	India	100,000	3,142,000
Komercni Banka AS	Czech Republic	10,000	1,484,405
Kookmin Bank	South Korea	60,687	4,842,973
Malayan Banking Berhad	Malaysia	600,000	1,727,770
Metropolitan Bank & Trust Co	Philippines	1,322,700	736,597
Nedcor, Ltd	South Africa	160,000	2,819,825
PT Bank Mandiri (Persero)	Indonesia	14,000,000	2,660,404
Sberbank RF	Russia	1,920	2,860,800
Shinhan Financial Group Corp., Ltd	South Korea	50,000	2,138,310
Siam Commercial Bank Public Co., Ltd	Thailand	1,300,000	1,954,510
Standard Bank Group, Ltd	South Africa	300,000	4,051,356
Turkiye Is Bankasi AS	Turkey	350,000	3,172,206

			47,861,942

2

EVERGREEN EMERGING MARKETS GROWTH FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 0.9%
AFK Sistema, GDR *	Russia	40,000	$978,000
Ayala Corp	Philippines	320,000	2,073,932
Federal Bank, Ltd., GDR *	India	100,000	415,000
Reliance Capital Ventures, Ltd. *  +.	India	540,000	295,171

			3,762,103

Insurance 2.2%
Cathay Financial Holding Co., Ltd	Taiwan	1,600,000	2,976,767
Old Mutual plc	United Kingdom	1,200,000	4,120,232
Sanlam, Ltd	South Africa	900,000	2,386,639

			9,483,638

Real Estate 1.2%
Beijing Capital Land, Ltd	China	2,000,000	1,127,919
Cathay Real Estate Development Co., Ltd. *	Taiwan	4,500,000	1,983,991
IRSA-Inversiones y Representaciones SA *	Argentina	100,000	1,100,000
New World China Land, Ltd. *	Hong Kong	2,500,000	1,103,749

			5,315,659

HEALTH CARE 0.4%
Pharmaceuticals 0.4%
Ranbaxy Laboratories, Ltd., GDR	India	175,000	1,615,250

INDUSTRIALS 5.1%
Commercial Services & Supplies 0.1%
51job, Inc., ADR *	Cayman Islands	33,564	556,827

Construction & Engineering 0.4%
Tae Young Corp	South Korea	25,000	1,810,141

Industrial Conglomerates 2.0%
Dogan Sirketler Grubu Holding AS	Turkey	326,000	1,292,674
Far Eastern Textile, Ltd	Taiwan	4,000,000	2,751,634
GS Holdings Corp. *	South Korea	120,000	3,369,206
Sime Darby Berhad	Malaysia	800,000	1,322,490

			8,736,004

Machinery 0.5%
Hyundai Heavy Industries Co., Ltd	South Korea	30,000	2,187,796

Marine 0.5%
Malaysia International Shipping Corp	Malaysia	800,000	2,101,053

Trading Companies & Distributors 1.3%
Samsung Corp	South Korea	220,000	5,661,184

Transportation Infrastructure 0.3%
Sichuan Expressway Co., Ltd	Hong Kong	7,500,000	1,227,820

INFORMATION TECHNOLOGY 15.2%
Communications Equipment 0.3%
Radware, Ltd. *	Israel	60,000	1,173,000

Computers & Peripherals 0.9%
Asustek Computer, Inc	Taiwan	1,144,000	3,738,094

Electronic Equipment & Instruments 1.0%
Hon Hai Precision Industry Co., Ltd	Taiwan	309,704	2,082,060
LG Philips LCD Co., Ltd	South Korea	110,000	2,513,500

			4,595,560

Internet Software & Services 0.3%
Webzen, Inc., ADR *	South Korea	160,000	1,320,000

3

EVERGREEN EMERGING MARKETS GROWTH FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 0.2%
Patni Computer Systems, Ltd., ADR	India	35,000	$810,250

Semiconductors & Semiconductor Equipment 12.5%
Actions Semiconductor Corp., Ltd., ADR	Cayman Islands	75,000	573,750
Advanced Semiconductor Engineering, Inc., ADR *	Taiwan	150,000	681,000
ASE Test, Ltd. *	Singapore	290,000	2,160,500
Hynix Semiconductor, Inc	South Korea	50,000	1,942,971
MediaTek, Inc	Taiwan	299,600	2,993,096
Realtek Semiconductor Corp	Taiwan	2,150,000	2,561,365
Samsung Electronics Co., Ltd	South Korea	25,500	19,658,912
Semiconductor Manufacturing International Corp., ADR *	Cayman Islands	207,600	1,739,688
Siliconware Precision Industries Co., Ltd	Taiwan	1,689,000	2,373,927
Taiwan Semiconductor Manufacturing Co., Ltd	Taiwan	2,788,402	5,536,523
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	500,000	5,400,000
United Microelectronics Corp	Taiwan	9,796,810	5,559,929
VIA Technologies, Inc. *	Taiwan	4,597,000	2,716,716
Vimicro International Corp., ADR	Cayman Islands	75,000	858,000

			54,756,377

MATERIALS 11.0%
Construction Materials 1.4%
Cemex SA de CV, ADR	Mexico	60,000	3,958,800
Gujarat Ambuja Cements, Ltd	India	1,000,000	2,017,075
Lafarge Malayan Cement Berhad	Malaysia	2,000,000	346,620

			6,322,495

Metals & Mining 9.6%
Aneka Tambang	Indonesia	5,000,000	2,281,947
Anglo Platinum, Ltd	South Africa	30,405	2,524,026
AngloGold Ashanti, Ltd., ADR	South Africa	70,000	4,282,600
Companhia Vale do Rio Doce, ADR	Brazil	45,000	2,307,150
Compania de Minas Buenaventura SA, ADR	Peru	40,000	1,108,800
Comparia Minera Volcan SA, Ser. B	Peru	1,916,578	1,124,501
Evraz Group SA, GDR	Luxembourg	20,000	410,000
Gold Fields, Ltd., ADR	South Africa	175,000	4,126,500
Grupo Mexico SA de CV	Mexico	1,500,000	4,209,569
Harmony Gold Mining Co., Ltd., ADR *	South Africa	90,000	1,676,700
Hindalco Industries, Ltd. *  +	India	37,500	140,694
Hindalco Industries, Ltd	India	600,000	2,266,135
Impala Platinum Holdings, Ltd	South Africa	30,000	5,188,345
International Nickel Indonesia	Indonesia	200,000	310,665
JSC MMC Norilsk Nickel Group, ADR	Russia	30,000	2,685,000
Mechel Steel Group AOA *	Russia	40,000	1,159,200
Minsur SA	Peru	193,776	331,702
Polyus Gold Corp. * +	Russia	30,000	900,000
POSCO	South Korea	15,000	3,445,779
Tata Iron & Steel Co., Ltd	India	150,000	1,379,966

			41,859,279

TELECOMMUNICATION SERVICES 8.6%
Diversified Telecommunication Services 3.6%
Chunghwa Telecom Co., Ltd	Taiwan	180,000	3,351,600
Compania Anonima Nacional Telefonos de Venezuela, ADR	Venezuela	80,000	1,138,400
KT Corp	South Korea	120,530	4,828,131
Perusahaan Perseroan (Persero) PT Indonesian Satellite Corp., ADR	Indonesia	2,400	74,688
Reliance Communications Ventures, Ltd. *  +	India	540,000	1,747,547
Telefonica Data Argentina SA *  +	Argentina	2,800	0
Telefonica de Argentina SA, ADR *	Argentina	76,400	748,720
Telefonos de Mexico SA de CV, ADR	Mexico	50,000	1,187,000

4

EVERGREEN EMERGING MARKETS GROWTH FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Telkom SA, Ltd	South Africa	113,500	$2,785,483

			15,861,569

Wireless Telecommunication Services 5.0%
America Movil SA de CV, Ser. L, ADR	Mexico	170,000	5,734,100
China Mobile (Hong Kong), Ltd	Hong Kong	600,000	2,919,699
China Mobile (Hong Kong), Ltd., ADR	Hong Kong	110,000	2,706,000
China Unicom, Ltd., ADR	Hong Kong	278,700	2,480,430
Mobile Telesystems, ADR	Russia	50,000	1,874,000
MTN Group, Ltd	South Africa	350,000	3,637,606
Telefonica Moviles Argentina SA *  +	Argentina	12,020	0
Telesp Celular Participacoes SA, ADR	Brazil	100,000	482,000
Tim Participacoes SA	Brazil	500,000,000	1,872,033

			21,705,868

UTILITIES 7.8%
Electric Utilities 6.4%
CEZ AS	Czech Republic	80,000	2,795,830
Companhia Energetica de Minas Gerais	Brazil	35,000	1,661,100
Companhia Paranaense de Energia, ADR	Brazil	250,000	2,317,500
Korea Electric Power Corp	South Korea	150,000	6,485,253
RAO Unified Energy System, GDR *	Russia	235,000	11,468,000
Tata Power Co., Ltd	India	142,000	1,521,509
Zhejiang Southeast Electric Power Co., Ltd	China	4,000,013	1,724,006

			27,973,198

Gas Utilities 0.4%
Perusahaan Gas Negara	Indonesia	2,000,000	1,772,179

Multi-Utilities 0.2%
YTL Power International Berhad	Malaysia	1,380,200	828,010

Water Utilities 0.8%
Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	Brazil	150,000	3,111,000
Inversiones Aguas Metropolitanas SA	Chile	584,185	588,124

			3,699,124

Total Common Stocks (cost $263,559,962)			414,126,828

PREFERRED STOCKS 5.5%
ENERGY 2.6%
Oil, Gas & Consumable Fuels 2.6%
OAO Surgutneftegaz	Russia	3,000,000	3,210,000
OAO Transneft	Russia	1,500	3,690,000
Petroleo Brasileiro SA, ADR	Brazil	50,000	4,310,000

			11,210,000

FINANCIALS 0.7%
Commercial Banks 0.7%
Banco Itau Holding Financeira SA	Brazil	96,000	2,917,115

MATERIALS 1.0%
Metals & Mining 1.0%
Companhia Vale do Rio Doce, ADR	Brazil	100,000	4,438,000

TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.6%
Telemar Norte Leste SA	Brazil	99,981	2,694,492

5

EVERGREEN EMERGING MARKETS GROWTH FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Country	Shares	Value

PREFERRED STOCKS continued
UTILITIES 0.6%
Electric Utilities 0.6%
Centrais Eletricas Brasileiras SA, Class B	Brazil	150,000,000	$2,848,745

Total Preferred Stocks (cost $8,090,207)			24,108,352

RIGHTS 0.0%
MATERIALS 0.0%
Metals & Mining 0.0%
Hindalco Industries, Ltd., Expiring 01/18/2006 *  +	India	112,500	176,209

TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
True Corp., Expiring 04/03/2008 *  +	Thailand	103,579	0

Total Rights (cost $0)			176,209

Total Investments (cost $271,650,169) 100.2%			438,411,389
Other Assets and Liabilities (0.2%)			(925,291)

Net Assets 100.0%			$437,486,098

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of January 31, 2006:

South Korea		19.5%
Taiwan		11.2%
Russia		10.2%
Brazil		9.8%
South Africa		9.7%
India		7.8%
Mexico		7.5%
Hong Kong		3.2%
Thailand		2.9%
Indonesia		2.7%
Malaysia		2.4%
China		2.3%
Turkey		2.1%
Argentina		1.3%
Czech Republic		1.0%
Cayman Islands		1.0%
United Kingdom		0.9%
Philippines		0.9%
Israel		0.6%
Peru		0.6%
Bermuda		0.5%
Singapore		0.5%
Hungary		0.5%
Venezuela		0.3%
Poland		0.2%
Netherlands		0.2%
Chile		0.1%
Luxembourg		0.1%

		100.0%

On January 31, 2006, the aggregate cost of securities for federal income tax purposes was $272,359,940. The gross unrealized appreciation and depreciation on securities based on tax cost was $170,464,200 and $4,412,751, respectively, a net unrealized appreciation of $166,051,449.

6

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS
January 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS 99.9%
CONSUMER DISCRETIONARY 11.3%
Auto Components 0.6%
Compagnie Generale des Etablissements Michelin, Class B þ	France	15,621	$934,648

Automobiles 1.4%
Toyota Motor Corp.	Japan	38,000	1,975,461

Hotels, Restaurants & Leisure 2.1%
Darden Restaurants, Inc.	United States	24,084	979,255
Hilton Group plc	United Kingdom	99,700	647,746
Hilton Hotels Corp.	United States	30,178	752,337
Mitchells & Butlers plc	United Kingdom	44,500	323,046
TUI AG þ	Germany	16,300	346,654

			3,049,038

Household Durables 0.9%
Makita Corp. þ	Japan	47,200	1,376,187

Media 2.8%
CBS Corp., Class B	United States	12,680	331,328
Omnicom Group, Inc.	United States	9,042	739,545
Time Warner, Inc.	United States	86,200	1,511,086
Viacom, Inc.	United States	12,680	525,967
Vivendi Universal *	France	33,274	1,044,248

			4,152,174

Multi-line Retail 1.1%
J.C. Penney Co., Inc.	United States	12,046	672,167
Target Corp.	United States	16,494	903,046

			1,575,213

Specialty Retail 1.9%
Aoyama Trading Co., Ltd.	Japan	24,000	798,256
Dixons Group plc	United Kingdom	257,100	804,802
Lowe's Cos	United States	18,612	1,182,792

			2,785,850

Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., Class B	United States	8,851	716,489

CONSUMER STAPLES 7.9%
Beverages 2.3%
Asahi Breweries, Ltd.	Japan	38,000	478,269
Carlsberg A/S * þ	Denmark	9,000	517,381
Coca-Cola Co.	United States	11,169	462,173
Diageo plc	United Kingdom	100,800	1,503,960
PepsiCo, Inc.	United States	7,845	448,577

			3,410,360

Food & Staples Retailing 1.5%
Delhaize Group	Belgium	8,700	598,389
Kroger Co. *	United States	54,600	1,004,640
Wal-Mart Stores, Inc.	United States	12,556	578,957

			2,181,986

Food Products 0.6%
Archer-Daniels-Midland Co.	United States	17,691	557,267
Dean Foods Co. *	United States	9,898	375,431

			932,698

Household Products 2.2%
Procter & Gamble Co.	United States	32,764	1,940,612
Reckitt Benckiser plc	United Kingdom	40,990	1,349,644

			3,290,256

[1]

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued
January 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 1.3%
Altria Group, Inc.	United States	9,000	$651,060
British American Tobacco plc	United Kingdom	34,000	768,361
Japan Tobacco, Inc.	Japan	26	404,600

			1,824,021

ENERGY 10.8%
Energy Equipment & Services 1.3%
Nabors Industries, Ltd. *	Bermuda	11,242	913,412
Rowan Cos., Inc.	United States	23,978	1,074,934

			1,988,346

Oil, Gas & Consumable Fuels 9.5%
BP plc	United Kingdom	149,247	1,799,542
Chevron Corp.	United States	6,121	363,465
Devon Energy Corp.	United States	16,242	1,107,867
Eni SpA þ	Italy	67,898	2,056,473
Exxon Mobil Corp.	United States	38,611	2,422,840
Marathon Oil Corp.	United States	14,874	1,143,364
Norsk Hydro ASA þ	Norway	8,300	1,019,727
Petro-Canada	Canada	39,800	1,899,569
Statoil ASA	Norway	24,700	680,139
Valero Energy Corp.	United States	22,590	1,410,294

			13,903,280

FINANCIALS 25.2%
Capital Markets 2.3%
Deutsche Bank AG	Germany	4,761	512,233
Goldman Sachs Group, Inc.	United States	11,167	1,577,339
Lehman Brothers Holdings, Inc.	United States	9,179	1,289,191

			3,378,763

Commercial Banks 10.9%
Australia & New Zealand Banking Group, Ltd.	Australia	49,000	922,945
Bank of America Corp.	United States	52,693	2,330,611
Barclays plc	United Kingdom	61,600	660,336
BNP Paribas SA þ	France	14,708	1,314,212
Commonwealth Bank of Australia	Australia	23,100	780,214
DnB NOR ASA	Norway	49,200	551,532
Fortis	Belgium	29,900	1,042,097
HBOS plc	United Kingdom	50,500	890,385
HSBC Holdings plc - Hong Kong Exchange þ	United Kingdom	68,500	1,145,250
Lloyds TSB Group plc	United Kingdom	143,440	1,303,540
Mitsubishi UFJ Financial Group, Inc.	Japan	31	447,950
Mizuho Financial Group, Inc.	Japan	98	804,412
National City Corp.	United States	30,484	1,041,943
Societe Generale þ	France	8,300	1,098,306
Sumitomo Trust & Banking Co., Ltd. þ	Japan	106,000	1,170,074
The Bank of Fukuoka, Ltd.	Japan	65,000	560,771

			16,064,578

Consumer Finance 0.8%
Acom Co., Ltd. þ	Japan	11,930	685,474
Takefuji Corp.	Japan	8,000	482,921

			1,168,395

[2]

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued
January 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 4.8%
CIT Group, Inc.	United States	14,783	$788,525
Citigroup, Inc.	United States	49,026	2,283,631
ING Groep NV	Netherlands	55,900	1,998,626
JPMorgan Chase & Co.	United States	28,376	1,127,946
Power Corporation of Canadar	Canada	31,600	888,153

			7,086,881

Insurance 5.0%
ACE, Ltd.	Cayman Islands	21,896	1,198,806
Aegon NV	Netherlands	79,100	1,280,689
American International Group, Inc.	United States	9,605	628,743
Aviva plc	United Kingdom	56,000	719,667
AXA SA þ	France	31,300	1,063,076
Lincoln National Corp.	United States	10,620	579,109
MetLife, Inc.	United States	14,341	719,345
St. Paul Travelers Companies, Inc.	United States	13,820	627,152
Zurich Financial Services AG	Switzerland	2,300	504,445

			7,321,032

Real Estate 0.5%
Corio NV	Netherlands	4,400	259,247
Simon Property Group, Inc. REIT	United States	6,040	500,354

			759,601

Thrifts & Mortgage Finance 0.9%
Fannie Mae	United States	6,045	350,247
PMI Group, Inc.	United States	21,122	913,104

			1,263,351

HEALTH CARE 11.6%
Biotechnology 1.7%
Amgen, Inc. *	United States	22,890	1,668,452
CSL, Ltd.	Australia	25,700	845,674

			2,514,126

Health Care Equipment & Supplies 1.2%
Bausch & Lomb, Inc.	United States	8,732	589,846
Elekta AB	Sweden	21,000	356,962
Terumo Corp. þ	Japan	30,000	859,305

			1,806,113

Health Care Providers & Services 1.6%
Aetna, Inc.	United States	3,621	350,513
CIGNA Corp.	United States	3,480	423,168
Community Health Systems, Inc. *	United States	15,532	565,209
McKesson Corp.	United States	18,795	996,135

			2,335,025

Pharmaceuticals 7.1%
GlaxoSmithKline plc, ADR	United Kingdom	69,034	1,770,646
Johnson & Johnson	United States	28,279	1,627,174
Merck & Co., Inc.	United States	11,197	386,296
Novartis AG	Switzerland	24,511	1,347,803
Orion Oyj, Class B	Finland	19,400	393,216
Pfizer, Inc.	United States	41,087	1,055,114
Roche Holding AG	Switzerland	8,634	1,366,128
Sanofi-Aventis SA	France	15,680	1,440,194
Takeda Pharmaceutical Co., Ltd.	Japan	18,100	1,027,609

			10,414,180

[3]

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued
January 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 10.3%
Aerospace & Defense 2.3%
BAE Systems plc	United Kingdom	202,621	$1,507,059
Boeing Co.	United States	11,250	768,488
Northrop Grumman Corp.	United States	11,747	729,841
Precision Castparts Corp.	United States	8,900	444,555

			3,449,943

Building Products 0.3%
American Standard Companies, Inc.	United States	10,318	371,448

Commercial Services & Supplies 0.4%
Cendant Corp.	United States	33,960	568,490

Industrial Conglomerates 2.0%
General Electric Co.	United States	55,412	1,814,743
Orkla ASA	Norway	10,300	410,708
Sumitomo Corp.	Japan	54,000	741,054

			2,966,505

Machinery 2.9%
Deere & Co.	United States	14,448	1,036,789
Ingersoll-Rand Co., Ltd., Class A	Bermuda	23,390	918,525
Kubota Corp.	Japan	72,000	688,265
Volvo AB, Class B þ	Sweden	33,200	1,627,397

			4,270,976

Marine 1.3%
Nippon Yusen Kabushiki Kaisha	Japan	192,000	1,423,317
Orient Overseas International, Ltd. þ	Bermuda	152,200	507,160

			1,930,477

Road & Rail 0.7%
CSX Corp.	United States	18,898	1,011,610

Trading Companies & Distributors 0.4%
Mitsui & Co., Ltd. þ	Japan	41,000	591,398

INFORMATION TECHNOLOGY 10.8%
Communications Equipment 1.5%
Cisco Systems, Inc. *	United States	46,888	870,710
L.M. Ericsson Telephone Co., Ser. B *	Sweden	140,500	507,270
Motorola, Inc.	United States	35,204	799,483

			2,177,463

Computers & Peripherals 2.6%
Apple Computer, Inc. *	United States	11,284	852,055
Dell, Inc. *	United States	16,226	475,584
Hewlett-Packard Co.	United States	38,625	1,204,327
International Business Machines Corp.	United States	15,070	1,225,191

			3,757,157

Electronic Equipment & Instruments 0.7%
Hitachi, Ltd. þ	Japan	76,000	537,403
Toshiba Corp. þ	Japan	86,000	552,230

			1,089,633

IT Services 1.2%
Accenture, Ltd., Class A *	Bermuda	15,808	498,426
Computer Sciences Corp. *	United States	4,740	240,318
Fiserv, Inc. *	United States	9,920	436,282
Indra Sistemas SA	Spain	11,970	231,835
TietoEnator Oyj	Finland	7,580	295,281

			1,702,142

[4]

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued
January 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Office Electronics 0.7%
Neopost	France	8,225	$828,552
Xerox Corp. *	United States	11,655	166,783

			995,335

Semiconductors & Semiconductor Equipment 2.1%
ASM Pacific Technology, Ltd. þ	Cayman Islands	93,000	527,480
Fujitsu, Ltd. þ	Japan	46,000	406,686
Intel Corp.	United States	49,788	1,058,991
Texas Instruments, Inc.	United States	40,127	1,172,912

			3,166,069

Software 2.0%
Cadence Design Systems, Inc. *	United States	13,040	230,286
Computer Associates International, Inc.	United States	127	3,467
Microsoft Corp.	United States	76,020	2,139,963
Oracle Corp. *	United States	17,280	217,210
The Sage Group plc	United Kingdom	66,000	313,432

			2,904,358

MATERIALS 5.4%
Chemicals 0.9%
Agrium, Inc.	Canada	24,000	569,477
Koninklijke DSM NV	Netherlands	13,000	582,697
Methanex Corp.	Canada	12,500	268,913

			1,421,087

Construction Materials 0.5%
Rinker Group, Ltd.	Australia	54,200	687,973

Metals & Mining 3.5%
BHP Billiton, Ltd.	United Kingdom	87,391	1,618,762
BlueScope Steel, Ltd. þ	Australia	72,000	426,456
NuCor Corp.	United States	14,756	1,242,898
Phelps Dodge Corp.	United States	7,196	1,154,958
Sumitomo Metal Industries, Ltd.	Japan	178,000	724,450

			5,167,524

Paper & Forest Products 0.5%
Louisiana-Pacific Corp.	United States	23,942	705,092

TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 2.1%
AT&T, Inc.	United States	21,122	548,123
BT Group plc	United Kingdom	141,000	516,821
Deutsche Telekom AG *	Germany	61,654	977,961
Verizon Communications, Inc.	United States	30,180	955,499

			2,998,404

Wireless Telecommunication Services 1.2%
NTT DoCoMo, Inc.	Japan	175	284,298
Sprint Nextel Corp.	United States	9,445	216,196
Telus Corp.	Canada	7,540	296,160
Vodafone Group plc	United Kingdom	475,900	1,001,630

			1,798,284

UTILITIES 3.3%
Electric Utilities 1.5%
E.ON AG	Germany	10,500	1,175,066
Edison International	United States	5,973	261,737
Endesa SA þ	Spain	12,100	349,099
Enel SpA þ	Italy	53,900	457,010

			2,242,912

[5]

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued
January 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Independent Power Producers & Energy Traders 0.2%
TXU Corp.	United States	5,554	$281,255

Multi-Utilities 1.6%
CenterPoint Energy, Inc.	United States	27,150	346,977
National Grid plc	United Kingdom	48,700	499,901
RWE AG	Germany	10,700	883,399
SUEZ þ	France	16,700	618,838

			2,349,115

Total Common Stocks (cost $112,709,687)			146,812,702

		Principal Amount	Value

SHORT-TERM INVESTMENTS 12.7%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
3.83%, 02/02/2006 ƒ †		$50,000	49,995
3.92%, 02/16/2006 ƒ †		50,000	49,918

			99,913

		Shares	Value

MUTUAL FUND SHARES 12.6%
Evergreen Institutional U.S. Government Money Market Fund ø	United States	247,236	247,236
Evergreen Prime Cash Management Money Market Fund þþ	United States	18,360,351	18,360,351

			18,607,587

Total Short-Term Investments (cost $18,707,500)			18,707,500

Total Investments (cost $131,417,187) 112.6%			165,520,202
Other Assets and Liabilities (12.6%)			(18,514,759)

Net Assets 100.0%			$147,005,443

þ	All or a portion of this security is on loan.
*	Non-income producing security
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust
[6]

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued
January 31, 2006 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of January 31, 2006:

United States	46.1%
United Kingdom	13.0%
Japan	11.6%
France	5.7%
Netherlands	2.8%
Canada	2.7%
Germany	2.7%
Australia	2.5%
Switzerland	2.2%
Bermuda	1.9%
Norway	1.8%
Italy	1.7%
Sweden	1.7%
Cayman Islands	1.2%
Belgium	1.1%
Finland	0.5%
Spain	0.4%
Denmark	0.4%

100.0%

At January 31, 2006, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at January 31, 2006	Unrealized Gain/Loss
March 2006	8 S&P 500 Index E-mini	$516,524	$513,440	($3,084)
March 2006	1 DJ Euro Stoxx 50 Index	$43,448	$45,103	$1,655
March 2006	1 FTSE 100 Index	$99,126	$102,426	$3,300

On January 31, 2006, the aggregate cost of securities for federal income tax purposes was $131,506,593. The gross unrealized appreciation and depreciation on securities based on tax cost was $36,209,028 and $2,195,419, respectively, with a net unrealized appreciation of $34,013,609.

EVERGREEN GLOBAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS

January 31, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS 97.0%
CONSUMER DISCRETIONARY 18.2%
Auto Components 1.1%
Continental AG	Germany	29,368	$2,863,667

Distributors 0.2%
Compania de Distribucion Integral Logista SA	Spain	8,663	469,293

Diversified Consumer Services 0.6%
Strayer Education, Inc	United States	17,712	1,568,575

Hotels, Restaurants & Leisure 1.9%
Enterprise Inns plc	United Kingdom	68,143	1,123,060
Groupe Flo *	France	62,006	524,607
Hilton Group plc	United Kingdom	63,132	410,165
NH Hoteles SA	Spain	43,393	692,001
Regent Inns plc	United Kingdom	419,672	772,876
Station Casinos, Inc	United States	22,500	1,504,125

			5,026,834

Leisure Equipment & Products 1.6%
Amer Sports Corp	Finland	12,000	231,686
Photo-Me International plc	United Kingdom	2,237,101	3,850,549

			4,082,235

Media 2.4%
Daily Mail & General Trust plc, Class A	United Kingdom	23,548	323,831
ITV plc	United Kingdom	833,403	1,609,136
Lamar Advertising Co., Class A *	United States	38,200	1,754,144
Promotora de Informaciones SA	Spain	64,785	1,194,032
Toho Co., Ltd	Japan	38,300	794,130
Wegener NV	Netherlands	39,038	602,116

			6,277,389

Multi-line Retail 1.5%
Isetan Co., Ltd	Japan	85,100	1,866,372
Laura Ashley Holdings plc *	United Kingdom	1,029,792	229,599
Ryohin Keikaku Co., Ltd	Japan	23,100	1,819,084

			3,915,055

Specialty Retail 5.2%
Abercrombie & Fitch Co., Class A	United States	28,900	1,918,671
American Eagle Outfitters, Inc	United States	76,930	2,075,571
Chico's FAS, Inc. *	United States	43,206	1,882,053
Electronics Boutique plc	United Kingdom	1,606,059	2,399,142
Gruppo Coin SpA *	Italy	32,010	121,189
Homestyle Group plc *	United Kingdom	286,491	717,955
Samas-Groep NV *	Netherlands	1,929	19,725
United Arrows, Ltd	Japan	30,400	1,796,110
Yamada Denki Co., Ltd	Japan	19,700	2,546,826

			13,477,242

Textiles, Apparel & Luxury Goods 3.7%
Adidas-Salomon AG	Germany	21,193	4,440,062
Geox SpA *	Italy	161,493	1,840,116
Polo Ralph Lauren Corp., Class A	United States	17,244	976,700
Puma AG Rudolph Dassler Sport	Germany	2,844	900,850
Umbro Holdings, Ltd. *	United Kingdom	473,018	1,408,977

			9,566,705

CONSUMER STAPLES 3.5%
Beverages 1.6%
C&C Group plc	Ireland	184,118	1,259,645
Davide Campari Milano SpA	Italy	190,684	1,492,591

1

EVERGREEN GLOBAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Beverages continued
Ito En, Ltd	Japan	15,300	$1,050,481
Koninklijke Grolsch NV	Netherlands	11,022	315,315

			4,118,032

Food & Staples Retailing 0.2%
Seijo Corp	Japan	17,000	524,732

Food Products 0.7%
Chocoladefabriken Lindt & Sprungli AG *	Switzerland	778	1,472,328
CJ Corp	South Korea	3,410	444,071

			1,916,399

Personal Products 1.0%
Body Shop International plc	United Kingdom	266,767	1,056,318
Herbalife, Ltd. *	Cayman Islands	43,200	1,494,720

			2,551,038

ENERGY 4.8%
Energy Equipment & Services 3.0%
Cal Dive International, Inc. *	United States	52,600	2,208,148
Cooper Cameron Corp. *	United States	46,600	2,254,974
Dril-Quip, Inc. *	United States	24,100	1,517,577
Fugro NV	Netherlands	19,901	750,779
SBM Offshore NV	Netherlands	11,282	1,146,115

			7,877,593

Oil, Gas & Consumable Fuels 1.8%
Newfield Exploration Co. *	United States	18,400	964,160
Premier Oil plc *	United Kingdom	66,187	1,086,101
Southwestern Energy Co. *	United States	34,000	1,466,760
Tullow Oil plc	United Kingdom	193,146	1,080,023

			4,597,044

FINANCIALS 6.9%
Capital Markets 2.8%
Affiliated Managers Group, Inc. *	United States	23,297	2,161,961
daVinci Advisors K.K	Japan	142	1,017,451
ICAP plc	United Kingdom	112,191	881,983
Investors Financial Services Corp	United States	42,600	1,999,644
Man Group plc	United Kingdom	17,540	639,470
Schroders plc	United Kingdom	24,844	486,557

			7,187,066

Commercial Banks 1.4%
Anglo Irish Bank Corp. plc	Ireland	155,093	2,452,546
The Bank of Yokohama, Ltd	Japan	164,000	1,332,136

			3,784,682

Consumer Finance 0.5%
Takefuji Corp	Japan	20,930	1,263,441

Diversified Financial Services 0.6%
Nasdaq Stock Market, Inc. *	United States	36,000	1,508,760

Insurance 1.6%
NIPPONKOA Insurance Co., Ltd	Japan	277,000	2,351,853
PartnerRe, Ltd	Bermuda	25,600	1,581,568
QBE Insurance Group, Ltd	Australia	26,821	392,588

			4,326,009

2

EVERGREEN GLOBAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE 6.8%
Biotechnology 1.4%
Nektar Therapeutics *	United States	43,000	$851,400
PDL BioPharma, Inc. *	United States	47,600	1,387,540
Q-Cells AG *	Germany	11,970	1,232,765

			3,471,705

Health Care Equipment & Supplies 1.1%
Advanced Medical Optics, Inc. *	United States	20,300	904,974
ArthroCare Corp. *	United States	42,921	1,922,431

			2,827,405

Health Care Providers & Services 3.3%
American Healthways, Inc. *	United States	18,801	840,029
Coventry Health Care, Inc. *	United States	30,900	1,840,713
DaVita, Inc. *	United States	35,000	1,916,250
Eurofins Scientific SA *	France	35,076	2,164,879
VCA Antech, Inc. *	United States	66,300	1,834,521

			8,596,392

Pharmaceuticals 1.0%
Biovail Corp	Canada	66,700	1,510,755
Medicis Pharmaceutical Corp., Class A	United States	37,366	1,154,983

			2,665,738

INDUSTRIALS 28.5%
Aerospace & Defense 1.3%
BAE Systems plc	United Kingdom	264,232	1,965,310
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	32,375	1,316,044

			3,281,354

Air Freight & Logistics 0.2%
Business Post Group plc	United Kingdom	79,932	510,403

Airlines 1.4%
Air France-KLM	France	74,097	1,688,582
AirTran Holdings, Inc. *	United States	56,200	952,028
Korean Air Co., Ltd	South Korea	26,480	824,853
Transat A.T., Inc., Class A *	Canada	15,591	270,430

			3,735,893

Commercial Services & Supplies 8.2%
Buhrmann NV	Netherlands	198,711	3,110,846
Danka Business System plc *	United Kingdom	148,028	54,786
Danka Business System plc, ADR *	United Kingdom	364,503	568,625
Diamond Lease Co., Ltd	Japan	34,000	1,659,955
Navigant Consulting, Inc. *	United States	90,717	2,061,090
Randstad Holding NV	Netherlands	95,646	4,855,328
Takano Co., Ltd	Japan	27,800	633,466
United Services Group NV	Netherlands	140,597	7,200,527
Vedior NV	Netherlands	78,505	1,269,144

			21,413,767

Construction & Engineering 5.0%
Aker Yards ASA	Norway	7,520	370,011
Ballast Nedam NV *	Netherlands	16,254	677,699
Granite Construction, Inc	United States	45,300	1,833,744
Koninklijke BAM Groep NV	Netherlands	34,071	3,060,955
Koninklijke Boskalis Westminster NV	Netherlands	61,200	4,175,829
McDermott International, Inc. *	United States	42,000	2,184,000
Okumura Corp	Japan	105,000	627,549

			12,929,787

3

EVERGREEN GLOBAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipmen t 2.7%
Leoni AG	Germany	22,505	$762,992
Regal-Beloit Corp	United States	53,200	1,962,548
SGL Carbon AG *	Germany	127,344	2,325,335
Thomas & Betts Corp. *	United States	41,500	1,852,975

			6,903,850

Machinery 6.4%
Charter plc *	United Kingdom	326,087	3,600,260
Deutz AG *	Germany	155,233	788,017
Hino Motors, Ltd	Japan	160,000	1,078,021
Ishikawajima - Harima Heavy Industries Co., Ltd. *	Japan	901,000	2,958,266
IWKA AG	Germany	30,845	813,315
JLG Industries, Inc	United States	41,952	2,285,545
Kawasaki Heavy Industries, Ltd	Japan	203,000	767,184
Kennametal, Inc	United States	25,400	1,485,900
MAN AG	Germany	12,509	720,125
NGK Insulators, Ltd	Japan	46,000	729,204
THK Co., Ltd	Japan	47,200	1,497,260

			16,723,097

Trading Companies & Distributors 2.9%
Ashtead Group plc *	United Kingdom	1,639,636	5,673,602
H&E Equipment Services, Inc. *	United States	12,800	295,680
Hagemeyer NV *	Netherlands	413,956	1,476,514

			7,445,796

Transportation Infrastructure 0.4%
Cintra Concesiones de Infraestructuras de Transporte SA *	Spain	82,716	1,080,451

INFORMATION TECHNOLOGY 18.3%
Communications Equipment 2.4%
Arris Group, Inc. *	United States	176,400	2,074,464
F5 Networks, Inc. *	United States	39,100	2,529,770
Sierra Wireless, Inc. *	Canada	43,100	558,515
Sonus Networks, Inc. *	United States	249,400	1,167,192

			6,329,941

Computers & Peripherals 3.0%
Avid Technology, Inc. *	United States	45,040	2,237,137
Bull SA *	France	226,756	2,647,239
Eizo Nanao Corp	Japan	15,200	660,220
Logitech International SA *	Switzerland	31,673	1,348,394
NextCom K.K	Japan	809	843,897

			7,736,887

Electronic Equipment & Instruments 2.2%
Daktronics, Inc	United States	41,076	1,248,300
Itron, Inc. *	United States	44,100	2,111,067
Nidec Corp. *	Japan	19,400	1,783,164
Samsung SDI Co., Ltd	South Korea	4,750	479,023

			5,621,554

Internet Software & Services 2.0%
Akamai Technologies, Inc. *	United States	58,000	1,266,140
Brunel International, Inc	Netherlands	73,875	1,726,690
Openwave Systems, Inc. *	United States	99,700	2,149,532

			5,142,362

4

EVERGREEN GLOBAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 2.5%
Altran Technologies SA *	France	101,106	$1,373,589
Arrk, Ltd	Japan	25,100	2,055,987
Cognizant Technology Solutions Corp., Class A *	United States	18,000	942,660
Getronics NV	Netherlands	24,674	320,194
MoneyGram International, Inc	United States	73,129	1,942,306

			6,634,736

Office Electronics 1.3%
Neopost	France	32,447	3,268,573

Semiconductors & Semiconductor Equipment 3.2%
Advantest Corp	Japan	92,400	1,690,702
ASE Test, Ltd	Taiwan	3,520,000	326,894
Fairchild Semiconductor International, Inc., Class A *	United States	87,200	1,739,640
MEMC Electronic Materials, Inc. *	United States	54,800	1,566,184
Microchip Technology, Inc	United States	51,500	1,931,765
Power Integrations, Inc. *	United States	40,000	1,059,600

			8,314,785

Software 1.7%
Activision, Inc. *	United States	99,333	1,424,435
Amdocs, Ltd. *	United States	58,200	1,874,040
Trend Micro, Inc	Japan	32,500	1,086,529

			4,385,004

MATERIALS 3.8%
Chemicals 3.6%
Mitsubishi Gas Chemical Co. Inc	Japan	36,000	414,005
Sigma-Aldrich Corp	United States	14,200	921,296
Sumitomo Bakelite Co., Ltd	Japan	80,000	726,433
Tokuyama Corp	Japan	274,000	5,212,689
Toray Industries, Inc	Japan	137,000	1,147,963
Umicore SA	Belgium	6,804	897,033

			9,319,419

Metals & Mining 0.0%
Gabriel Resources, Ltd. *	Canada	30,200	74,039

Paper & Forest Products 0.2%
Miquel y Costas & Miquel SA	Spain	13,791	472,596

TELECOMMUNICATION SERVICES 4.4%
Diversified Telecommunication Services 1.3%
eircom Group plc	Ireland	303,171	682,771
Jupiter Telecommunications Co., Ltd. *	Japan	882	655,344
Time Warner Telecom, Inc. *	United States	187,000	2,019,600

			3,357,715

Wireless Telecommunication Services 3.1%
Carphone Warehouse plc	United Kingdom	163,784	730,334
Leap Wireless International, Inc. *	United States	56,562	2,092,794
Mobistar SA *	Belgium	3,301	248,945
NII Holdings, Inc., Class B *	United States	42,000	2,077,320
Option NV *	Belgium	18,355	1,640,084
Tim Participacoes SA, ADR	Brazil	34,973	1,302,744

			8,092,221

UTILITIES 1.8%
Gas Utilities 0.1%
China Gas Holdings, Ltd. *	Hong Kong	1,698,000	332,699

5

EVERGREEN GLOBAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities 0.3%
United Utilities plc	United Kingdom	66,346	$801,149

Water Utilities 1.4%
AWG plc	United Kingdom	137,910	2,755,012
Sociedad General de Aguas de Barcelona SA , Class A.	Spain	34,841	857,181
Sociedad General de Aguas de Barcelona SA	Spain	348	8,210

			3,620,403

Total Common Stocks (cost $183,201,719)			251,991,512

WARRANTS 0.0%
MATERIALS 0.0%
Metals & Mining 0.0%
Gabriel Resources, Ltd., Expiring 3/31/2007 * (cost $3,285)	Canada	14,650	15,008

SHORT-TERM INVESTMENTS 4.1%
MUTUAL FUND SHARES 4.1%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $10,552,502)	United States	10,552,502	10,552,502

Total Investments (cost $193,757,506) 101.1%			262,559,022
Other Assets and Liabilities (1.1%)			(2,912,302)

Net Assets 100.0%			$259,646,720

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of January 31, 2006:

United States	34.9%
Japan	16.9%
United Kingdom	13.8%
Netherlands	12.2%
Germany	5.9%
France	4.6%
Spain	1.9%
Ireland	1.7%
Italy	1.4%
Switzerland	1.1%
Belgium	1.1%
Brazil	1.0%
Canada	1.0%
South Korea	0.7%
Bermuda	0.6%
Cayman Islands	0.6%
Australia	0.2%
Norway	0.1%
Hong Kong	0.1%
Taiwan	0.1%
Finland	0.1%

100.0%

On January 31, 2006, the aggregate cost of securities for federal income tax purposes was $195,284,548. The gross unrealized appreciation and depreciation on securities based on tax cost was $70,026,330 and $2,751,856 respectively, with a net unrealized appreciation of $67,274,474.

6

EVERGREEN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS

January 31, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS 97.3%
CONSUMER DISCRETIONARY 14.3%
Auto Components 0.5%
Compagnie Generale des Etablissements Michelin, Class B	France	102,248	$6,117,783
Continental AG	Germany	84,345	8,224,463

			14,342,246

Automobiles 1.8%
Toyota Motor Corp	Japan	1,021,400	53,098,303

Hotels, Restaurants & Leisure 1.7%
Hilton Group plc	United Kingdom	3,097,543	20,124,571
Sodexho Alliance SA	France	654,656	29,726,082

			49,850,653

Household Durables 2.5%
Koninklijke Philips Electronics NV	Netherlands	1,764,827	59,682,922
Sharp Corp	Japan	798,000	14,635,629

			74,318,551

Leisure Equipment & Products 0.2%
Photo-Me International plc	United Kingdom	3,551,250	6,112,492

Media 2.2%
Axel Springer Verlag AG	Germany	19,766	2,586,681
Edipresse SA	Switzerland	2,795	1,103,419
Lagardere Groupe	France	57,088	4,558,945
PagesJaunes SA	France	263,862	6,729,404
Television Broadcasts, Ltd	Hong Kong	2,190,000	11,884,914
Toho Co., Ltd	Japan	246,100	5,102,753
Vivendi Universal *	France	1,092,300	34,279,978

			66,246,094

Multi-line Retail 0.8%
Isetan Co., Ltd	Japan	283,000	6,206,618
Lotte Shopping Co., Ltd., GDR 144A +	South Korea	28,455	588,165
NEXT plc	United Kingdom	265,690	8,212,653
Takashimaya Co., Ltd	Japan	547,000	8,586,995

			23,594,431

Specialty Retail 3.3%
Aoyama Trading Co., Ltd	Japan	235,500	7,832,884
Kingfisher plc	United Kingdom	6,227,542	26,380,924
United Arrows, Ltd	Japan	140,800	8,318,824
Yamada Denki Co., Ltd	Japan	422,900	54,672,720

			97,205,352

Textiles, Apparel & Luxury Goods 1.3%
Adidas-Salomon AG	Germany	90,935	19,051,432
Christian Dior SA	France	188,670	17,581,816
Geox SpA *	Italy	127,164	1,448,958

			38,082,206

CONSUMER STAPLES 7.2%
Beverages 1.6%
Diageo plc	United Kingdom	2,156,860	32,180,858
Heineken NV	Netherlands	252,386	8,894,664
Wolverhampton & Dudley Breweries plc	United Kingdom	287,150	6,356,094

			47,431,616

Food & Staples Retailing 0.7%
Carrefour SA	France	452,426	21,402,576

EVERGREEN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 2.2%
Chocoladefabriken Lindt & Sprungli AG	Switzerland	3,781	$7,155,364
Cresud S.A.C.I.F	Argentina	201,465	2,425,639
Ezaki Glico Co., Ltd	Japan	555,000	5,414,518
Koninklijke Wessanen NV	Netherlands	411,433	6,466,080
Nestle SA	Switzerland	130,742	38,403,830
Tata Tea, Ltd	India	178,022	3,769,163

			63,634,594

Personal Products 1.1%
Shiseido Co., Ltd	Japan	1,731,000	33,301,270

Tobacco 1.6%
British American Tobacco plc	United Kingdom	1,759,599	39,764,913
Swedish Match AB	Sweden	576,945	7,279,236

			47,044,149

ENERGY 8.6%
Oil, Gas & Consumable Fuels 8.6%
BP plc	United Kingdom	8,086,623	97,504,266
Eni SpA	Italy	1,159,106	35,106,637
Petro-Canada	Canada	223,700	10,676,724
Petroleo Brasileiro SA, ADR	Brazil	36,779	3,475,615
Royal Dutch Shell plc, Class A	United Kingdom	259,394	8,850,843
Statoil ASA	Norway	453,500	12,487,567
Total SA, Class B	France	317,161	87,721,046

			255,822,698

FINANCIALS 24.4%
Capital Markets 2.6%
Compagnie Nationale a Portefeuille	Belgium	10,737	3,542,158
Deutsche Bank AG	Germany	458,954	49,378,609
UBS AG	Switzerland	227,111	24,727,552

			77,648,319

Commercial Banks 8.9%
Anglo Irish Bank Corp. plc	Ireland	1,594,571	25,215,565
Bangkok Bank	Thailand	977,300	3,114,500
BNP Paribas SA	France	381,931	34,126,886
HBOS plc	United Kingdom	642,102	11,321,147
HSBC Holdings plc - Hong Kong Exchange	United Kingdom	503,511	8,418,191
HSBC Holdings plc - London Exchange	United Kingdom	1,142,434	19,032,144
Lloyds TSB Group plc	United Kingdom	1,737,050	15,785,787
Mitsubishi UFJ Financial Group, Inc	Japan	2,117	30,590,654
Mizuho Financial Group, Inc	Japan	2,274	18,665,641
Royal Bank of Scotland Group plc	United Kingdom	2,001,547	62,119,044
Sumitomo Trust & Banking Co., Ltd	Japan	955,000	10,541,704
The Bank of Yokohama, Ltd	Japan	1,885,000	15,311,445
The Chiba Bank, Ltd	Japan	1,020,000	9,253,302

			263,496,010

Consumer Finance 3.3%
Orix Corp	Japan	229,160	59,467,368
Takefuji Corp	Japan	623,850	37,658,766

			97,126,134

Diversified Financial Services 2.3%
AFK Sistema, GDR *	Russia	213,524	5,220,662
Groupe Bruxelles Lambert SA	Belgium	162,475	18,176,813
Guoco Group, Ltd	Bermuda	1,764,000	19,407,604

EVERGREEN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services continued
ING Groep NV	Netherlands	327,636	$11,714,163
Pargesa Holdings SA	Switzerland	148,068	14,497,709

			69,016,951

Insurance 4.5%
Allianz AG	Germany	42,556	6,872,009
Amlin plc	United Kingdom	2,158,658	9,298,453
Baloise-Holding AG	Switzerland	147,446	9,355,051
Catlin Group, Ltd. *	Bermuda	998,793	9,121,267
CNP Assurances	France	211,966	18,449,642
Irish Life & Permanent plc - Irish Exchange	Ireland	666,916	14,248,330
Irish Life & Permanent plc - London Exchange	Ireland	128,708	2,765,451
Mitsui Sumitomo Insurance Co., Ltd	Japan	2,499,000	30,768,757
Sompo Japan Insurance, Inc	Japan	589,000	8,400,257
Swiss Reinsurance Co	Switzerland	223,877	16,668,240
Trygvesta AG *	Denmark	121,296	6,458,596

			132,406,053

Real Estate 2.8%
British Land Co. plc	United Kingdom	497,934	10,204,730
Hysan Development Co., Ltd	Hong Kong	2,156,000	5,475,009
IRSA-Inversiones y Representaciones SA *	Argentina	281,525	3,096,775
IVG Immobilien AG	Germany	960,791	27,778,464
Mitsubishi Estate Co., Ltd	Japan	1,595,000	37,162,798

			83,717,776

HEALTH CARE 5.9%
Health Care Equipment & Supplies 1.0%
Smith & Nephew plc	United Kingdom	3,017,927	30,036,730

Pharmaceuticals 4.9%
Eisai Co., Ltd	Japan	142,800	6,117,122
GlaxoSmithKline plc, ADR	United Kingdom	2,396,701	61,472,725
Novartis AG	Switzerland	428,733	23,575,026
Roche Holding AG	Switzerland	337,923	53,468,410

			144,633,283

INDUSTRIALS 14.0%
Aerospace & Defense 2.2%
BAE Systems plc	United Kingdom	8,905,680	66,238,862

Airlines 0.1%
Air France-KLM	France	130,147	2,965,895

Building Products 1.1%
Assa Abloy AB, Class B	Sweden	698,600	11,276,576
Compagnie de Saint-Gobain SA	France	307,230	20,177,658

			31,454,234

Commercial Services & Supplies 0.8%
Buhrmann NV	Netherlands	628,934	9,846,043
Randstad Holding NV	Netherlands	61,148	3,104,088
United Services Group NV	Netherlands	195,202	9,997,064

			22,947,195

Construction & Engineering 0.5%
Fomento de Construcciones y Contratas SA	Spain	47,714	3,081,392
Koninklijke Boskalis Westminster NV	Netherlands	44,293	3,022,222
Okumura Corp	Japan	1,440,000	8,606,387

			14,710,001

EVERGREEN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 1.5%
Alstom SA *	France	248,259	$18,903,752
Mitsubishi Electric Corp	Japan	752,000	6,140,481
Schneider Electric SA	France	198,945	20,827,981

			45,872,214

Industrial Conglomerates 1.2%
Far Eastern Textile, Ltd	Taiwan	9,340,080	6,425,120
Siemens AG	Germany	322,270	29,447,209

			35,872,329

Machinery 6.0%
Fanuc, Ltd	Japan	257,700	22,761,242
Heidelberger Druckmaschinen AG *	Germany	257,861	11,426,224
Ishikawajima - Harima Heavy Industries Co., Ltd. *	Japan	14,227,000	46,711,710
Kawasaki Heavy Industries, Ltd	Japan	3,206,000	12,116,216
KCI Konecranes International Oyj	Finland	140,200	7,705,866
Komatsu, Ltd	Japan	1,667,000	30,858,493
Komori Corp	Japan	304,000	6,771,151
Nabtesco Corp	Japan	520,000	6,687,016
NGK Insulators, Ltd	Japan	823,000	13,046,402
Sumitomo Heavy Industries, Ltd	Japan	590,000	5,276,730
THK Co., Ltd	Japan	460,000	14,591,937

			177,952,987

Road & Rail 0.6%
Central Japan Railway Co	Japan	1,835	18,827,754

INFORMATION TECHNOLOGY 4.9%
Communications Equipment 0.4%
L.M. Ericsson Telephone Co., Ser. B *	Sweden	1,852,000	6,686,581
Sierra Wireless, Inc. *	Canada	468,300	6,068,506

			12,755,087

Electronic Equipment & Instruments 0.2%
Onex Corp	Canada	362,300	6,049,436

IT Services 0.2%
NEC Fielding, Ltd	Japan	278,500	5,083,985

Office Electronics 1.7%
Canon, Inc	Japan	425,000	25,727,844
Neopost	France	234,199	23,592,216

			49,320,060

Semiconductors & Semiconductor Equipment 1.9%
Advantest Corp	Japan	124,800	15,365,910
NEC Electronics Corp	Japan	160,400	5,293,865
Rohm Co., Ltd	Japan	117,900	12,782,455
Samsung Electronics Co., Ltd	South Korea	26,610	20,514,653
United Microelectronics Corp	Taiwan	5,038,000	2,859,188

			56,816,071

Software 0.5%
Nintendo Co., Ltd	Japan	114,800	15,793,528

MATERIALS 8.3%
Chemicals 3.9%
Akzo Nobel NV	Netherlands	88,431	4,288,837
BASF AG	Germany	316,809	25,014,403
Hitachi Chemical Co., Ltd	Japan	409,900	12,722,304
Imperial Chemical Industries plc	United Kingdom	675,031	4,391,660
Lonza Group AG	Switzerland	288,452	18,188,529

EVERGREEN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Chemicals continued
Sanyo Chemical Industries, Ltd	Japan	528,000	$5,047,275
Sumitomo Bakelite Co., Ltd	Japan	325,000	2,951,135
Sumitomo Chemical Co., Ltd	Japan	909,000	7,026,087
Taiwan Fertilizer Co., Ltd	Taiwan	1,198,000	1,475,914
Tokuyama Corp	Japan	572,000	10,881,963
Toray Industries, Inc	Japan	2,241,000	18,777,992
Umicore SA	Belgium	39,641	5,226,233

			115,992,332

Construction Materials 1.5%
Cemex SA de CV, ADR	Mexico	415,111	27,389,024
CRH plc	Ireland	185,954	5,788,312
Imerys	France	133,722	11,036,929

			44,214,265

Metals & Mining 2.5%
BHP Billiton, Ltd	United Kingdom	3,289,881	60,939,153
Evraz Group SA, GDR	Luxembourg	214,331	4,393,785
JSC MMC Norilsk Nickel Group, ADR	Russia	80,284	7,185,418
Polyus Gold Corp. * +	Russia	80,284	2,408,520

			74,926,876

Paper & Forest Products 0.4%
UPM-Kymmene Oyj	Finland	499,900	10,229,786

TELECOMMUNICATION SERVICES 5.2%
Diversified Telecommunication Services 2.8%
Deutsche Telekom AG *	Germany	793,364	12,584,403
Eircom Group plc	Ireland	6,916,172	15,575,902
Elisa Oyj	Finland	486,550	9,613,061
Koninklijke KPN NV	Netherlands	537,483	5,201,727
Telefonica SA	Spain	1,547,105	23,655,118
Telenor ASA	Norway	1,535,200	15,419,337

			82,049,548

Wireless Telecommunication Services 2.4%
Bouygues SA	France	248,990	13,676,239
Option NV *	Belgium	107,254	9,583,524
Telemig Celular Participacoes SA, ADR	Brazil	189,446	9,375,683
Tim Participacoes SA, ADR	Brazil	234,970	8,752,632
Vodafone Group plc	United Kingdom	15,081,268	31,741,657

			73,129,735

UTILITIES 4.5%
Electric Utilities 2.1%
E.ON AG	Germany	320,565	35,874,764
Korea Electric Power Corp	South Korea	647,860	28,010,241

			63,885,005

Multi-Utilities 2.4%
RWE AG	Germany	383,465	31,659,147
SUEZ	France	1,041,144	38,580,793

			70,239,940

Total Common Stocks (cost $2,100,488,635)			2,886,895,612

EVERGREEN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Country	Shares	Value

PREFERRED STOCKS 1.9%
HEALTH CARE 0.9%
Health Care Equipment & Supplies 0.9%
Fresenius AG	Germany	168,328	$26,341,721

INFORMATION TECHNOLOGY 0.7%
Semiconductors & Semiconductor Equipment 0.7%
Samsung Electronics Co., Ltd	South Korea	35,099	20,696,588

UTILITIES 0.3%
Electric Utilities 0.3%
Centrais Eletricas Brasileiras SA, Class B	Brazil	456,700,000	8,673,479

Total Preferred Stocks (cost $36,622,608)			55,711,788

SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $931,234)	United States	931,234	931,234

Total Investments (cost $2,138,042,477) 99.2%			2,943,538,634
Other Assets and Liabilities 0.8%			23,642,668

Net Assets 100.0%			$2,967,181,302

*	Non-income producing security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of January 31, 2006:

Japan	26.9%
United Kingdom	21.6%
France	13.9%
Germany	9.7%
Switzerland	7.0%
Netherlands	4.2%
South Korea	2.4%
Ireland	2.2%
Italy	1.2%
Belgium	1.2%
Brazil	1.0%
Bermuda	1.0%
Norway	1.0%
Finland	0.9%
Mexico	0.9%
Spain	0.9%
Sweden	0.9%
Canada	0.8%
Hong Kong	0.6%
Russia	0.5%
Taiwan	0.4%
Denmark	0.2%
Argentina	0.2%
Luxembourg	0.2%
India	0.1%
Thailand	0.1%

100.0%

On January 31, 2006, the aggregate cost of securities for federal income tax purposes was $2,183,741,230. The gross unrealized appreciation and depreciation on securities based on tax cost was $773,653,296 and $13,855,892, respectively, with a net unrealized appreciation of $759,797,404.

EVERGREEN PRECIOUS METALS FUND SCHEDULE OF INVESTMENTS
January 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS 91.3%
MATERIALS 91.3%
Metals & Mining 91.3%
Agnico-Eagle Mines, Ltd.	Canada	922,377	$22,616,684
Agnico-Eagle Mines, Ltd. – Canadian Exchange	Canada	173,700	4,246,304
Alamos Gold, Inc.	Canada	271,900	2,195,007
Amerigo Resources, Ltd. *	Canada	180,400	432,796
Anglo Platinum, Ltd.	South Africa	37,271	3,093,997
AngloGold Ashanti, Ltd.	South Africa	76,994	4,704,886
AngloGold Ashanti, Ltd., ADR	South Africa	354,371	21,680,418
Barrick Gold Corp.	Canada	1,081,898	34,036,511
Bema Gold Corp. *	Canada	1,341,500	5,508,830
Bema Gold Corp., ADR *	Canada	2,099,000	8,545,968
BHP Billiton, Ltd.	United Kingdom	70,000	1,296,625
Cambior, Inc. *	Canada	1,427,500	4,487,107
Compania de Minas Buenaventura SA, ADR	Peru	88,900	2,464,308
Desert Sun Mining Corp.	Canada	1,316,300	5,762,630
Eldorado Gold Corp. *	Canada	4,354,700	21,924,109
European Goldfields, Ltd.	United Kingdom	177,000	533,543
First Quantum Minerals, Ltd.	Canada	206,200	7,862,718
Freeport-McMoRan Copper & Gold, Inc., Class B	United States	307,911	19,783,282
Gabriel Resources, Ltd. *	Canada	480,240	1,177,368
Gammon Lakes Resources, Inc. *	Canada	700,400	9,947,017
Glamis Gold, Ltd. *	Canada	819,640	26,203,891
Gold Fields, Ltd., ADR	South Africa	1,409,667	33,239,948
Goldcorp, Inc., Class A	Canada	591,450	16,131,396
Golden Star Resources, Ltd. *	Canada	2,371,248	7,683,459
Harmony Gold Mining Co., Ltd., ADR *	South Africa	1,124,822	20,955,434
Highland Gold Mining, Ltd., ADR	Canada	37,498	200,650
IAMGOLD Corp.	Canada	1,404,100	13,031,661
Impala Platinum Holdings, Ltd.	South Africa	70,835	12,250,548
Ivanhoe Mines, Ltd. *	Canada	279,400	2,280,017
Ivanhoe Mines, Ltd., ADR *	Canada	520,000	4,288,941
JSC MMC Norilsk Nickel Group, ADR	Russia	12,190	1,091,005
Kinross Gold Corp. *	Canada	105,542	1,217,955
Kinross Gold Corp. – Canadian Exchange *	Canada	2,110,650	24,209,364
Lihir Gold, Ltd. *	Papua New Guinea	7,192,516	13,166,689
Lonmin plc	United Kingdom	222,368	8,297,432
Meridian Gold, Inc. *	Canada	818,762	22,253,951
Meridian Gold, Inc. – Canadian Exchange *	Canada	303,300	8,166,076
Minefinders Corp., Ltd. *	Canada	843,000	6,037,772
Miramar Mining Corp. *	Canada	2,311,600	6,355,331
Newcrest Mining, Ltd.	Australia	1,445,825	28,654,801
Newmont Mining Corp.	United States	514,081	31,770,206
Northern Orion Resources, Inc. *	Canada	1,037,600	4,170,024
Northgate Exploration, Ltd. *	Canada	1,234,900	2,735,572
Novagold Resources, Inc. *	Canada	404,000	4,934,594
Novagold Resources, Inc., ADR *	Canada	210,000	2,570,528
Orezone Resources, Inc. *	Canada	777,700	1,695,537
Polyus Gold Mining Group *	Russia	12,190	365,700
Randgold Resources, Ltd., ADR	Channel Islands	1,295,574	23,242,598
Semafo, Inc.	Canada	1,260,000	2,471,237
Silver Wheaton Corp.	Canada	425,500	3,304,601
Sino Gold, Ltd.	Australia	973,133	2,723,669
Yamana Gold, Inc. *	Canada	853,100	6,872,008

Total Common Stocks (cost $285,986,213)			524,872,703

[1]

EVERGREEN PRECIOUS METALS FUND SCHEDULE OF INVESTMENTS continued
January 31, 2006 (unaudited)
	Country	Shares	Value

WARRANTS 2.3%
MATERIALS 2.3%
Metals & Mining 2.3%
Gabriel Resources, Ltd., Expiring 3/31/2007 *	Canada	42,770	$43,815
Goldcorp, Inc., Expiring 5/30/2007 *	Canada	2,300,000	12,278,259
Nevsun Resources, Ltd., Expiring 12/19/2008 *	Canada	100,000	32,458
Silver Wheaton Corp., Expiring 8/5/2009 *	Canada	875,000	789,117
SouthernEra Resources, Ltd., Expiring 11/17/2008 *	Canada	800,000	70,046

Total Warrants (cost $1,337,129)			13,213,695

	Country	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE 3.0%
MATERIALS 3.0%
Metals & Mining 3.0%
Gold Bullion Securities, Ltd., * ¤ (cost $13,801,014)	United Kingdom	$30,198,400	17,134,572

	Country	Shares	Value

SHORT-TERM INVESTMENTS 3.6%
MUTUAL FUND SHARES 3.6%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $20,687,021)	United States	20,687,021	20,687,021

Total Investments (cost $321,811,377) 100.2%			575,907,991
Other Assets and Liabilities (0.2%)			(1,207,298)

Net Assets 100.0%			$574,700,693

*	Non-income producing security
¤	Security issued in zero coupon form with no periodic interest payments.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of January 31, 2006:

Canada	55.5%
South Africa	17.3%
United States	9.3%
Australia	5.7%
United Kingdom	4.9%
Channel Islands	4.2%
Papua New Guinea	2.4%
Peru	0.4%
Russia	0.3%

100.0%

On January 31, 2006, the aggregate cost of securities for federal income tax purposes was $330,044,806. The gross unrealized appreciation and depreciation on securities based on tax cost was $248,422,465 and $2,559,280 respectively, with a net unrealized appreciation of $245,863,185.

[2]

Item 2 – Controls and Procedures

(a)	The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Trust

By:  /s/ Dennis H. Ferro
       _______________________
       Dennis H. Ferro,
       Principal Executive Officer

Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Dennis H. Ferro
       _______________________
       Dennis H. Ferro,
       Principal Executive Officer

Date: March 31, 2006

By:  /s/ Kasey Phillips
       ________________________
       Kasey Phillips
       Principal Financial Officer

Date: March 31, 2006